Revenue	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
REVENUE

4. REVENUE

During the second quarter of 2023, the Group made a decision to streamline its operations by terminating clinic services and suspending non-lead R&D projects. No revenue was generated for the year ended December 31, 2024.

For the years ended December 31, 2023 and 2022, all revenue came from provision of healthcare services in Hong Kong.